UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Principal Amount	Value
	COMMERCIAL PAPER – 39.4%
$5,000,000	Dairy Farmers of America, Inc. 0.355%, 10/1/2012	$5,000,000
1,150,000	Darden Restaurants, Inc. 0.426%, 10/29/2012	1,149,624
5,000,000	DCP Midstream LLC 0.355%, 10/1/2012	5,000,000
5,300,000	Glencore Funding, LLC 0.507%, 10/5/2012	5,299,706
5,000,000	Hasbro, Inc. 0.335%, 10/1/2012	5,000,000
5,000,000	Kroger Co. 0.395%, 10/1/2012	5,000,000
5,500,000	Marathon Oil Co. 0.456%, 10/10/2012	5,499,381
5,500,000	Panasonic Finance, Inc. 0.659%, 11/1/2012	5,496,922
5,069,000	South Jersey Gas Co. 0.324%, 10/1/2012	5,069,000
5,000,000	Spectra Energy Capital, LLC 0.324%, 10/1/2012	5,000,000
5,000,000	UnitedHealth Group, Inc. 0.314%, 10/1/2012	5,000,000
	TOTAL COMMERCIAL PAPER (Cost $52,514,633)	52,514,633

	CORPORATE BONDS – 29.2%
6,000,000	Bank of Nova Scotia 0.755%, 10/18/20121	6,000,540
5,020,000	Commonwealth Bank of Australia 2.750%, 10/15/20122	5,023,668
4,000,000	Daimler Finance North America LLC 1.788%, 7/11/20131, 2	4,030,464
5,675,000	JPMorgan Chase & Co. 5.375%, 10/1/2012	5,677,101
5,000,000	Metropolitan Life Global Funding I 0.731%, 3/19/20141, 2	5,000,365
6,500,000	Royal Bank of Canada 2.250%, 3/15/2013	6,561,659
6,500,000	Wells Fargo & Co. 4.375%, 1/31/2013	6,586,925
	TOTAL CORPORATE BONDS (Cost $38,843,835)	38,880,722

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Principal Amount	Value
	U.S. GOVERNMENT AGENCIES – 7.3% Federal National Mortgage Association
$3,579,000	5.125%, 1/2/2014	$3,796,074
6,000,000	1.000%, 11/7/20143	6,003,708
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $9,774,330)	9,799,782

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.0%
	CMX Gold, 100 Troy Oz. Futures
13	Exercise Price: $1,850, Expiration Date: November 28, 2012	25,610
		25,610

	PUT OPTIONS – 0.2%
	CME Australian Dollar Futures
77	Exercise Price: $98, Expiration Date: December 10, 2012	32,340
41	Exercise Price: $99, Expiration Date: December 11, 2012	22,960
	CME NASDAQ 100 E-Mini Futures
3	Exercise Price: $2,700, Expiration Date: October 22, 2012	825
	CME S&P 500® E-Mini Futures
42	Exercise Price: $1,375, Expiration Date: December 24, 2012	47,775
	CME S&P 500® Futures
1	Exercise Price: $1,270, Expiration Date: December 21, 2012	2,125
1	Exercise Price: $1,380, Expiration Date: October 22, 2012	1,175
	NYMEX Crude Oil Futures
27	Exercise Price: $82, Expiration Date: November 14, 2012	24,300
32	Exercise Price: $90, Expiration Date: November 14, 2012	91,520
		223,020

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $337,464)	248,630

Number of Shares

	SHORT-TERM INVESTMENTS – 0.6%
785,394	Fidelity Institutional Money Market Fund, 0.168%4	785,394
	TOTAL SHORT-TERM INVESTMENTS (Cost $785,394)	785,394

	TOTAL INVESTMENTS – 76.7% (Cost $102,255,656)	102,229,161
	Other Assets in Excess of Liabilities5 – 23.3%	30,970,247

	TOTAL NET ASSETS – 100.0%	$133,199,408

LLC – Limited Liability Company

1	Variable, floating or step rate security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	Callable.
4	The rate is the annualized seven-day yield at period end.
5	Includes appreciation (depreciation) on forward foreign currency exchange contracts, futures contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per NZD	100,000	$103,853	$103,071	$(782)
Australian Dollar	AUD per USD	26,932,360	27,784,723	27,772,568	(12,155)
Brazilian Real	BRL per USD	8,188,233	3,977,925	4,002,494	24,569
British Pound	GBP per EUR	1,358,810	2,183,529	2,196,738	13,209
British Pound	GBP per USD	6,507,559	10,465,690	10,518,750	53,060
Canadian Dollar	CAD per USD	12,073,372	12,300,152	12,254,207	(45,945)
Chilean Peso	CLP per USD	1,126,041,909	2,335,024	2,345,945	10,921
Chinese Yuan	CNY per USD	9,179,401	1,439,772	1,443,513	3,741
Columbian Peso	COP per USD	422,883,548	232,863	232,403	(460)
Czech Republic Koruna	CZK per EUR	12,306,701	647,086	629,671	(17,415)
Czech Republic Koruna	CZK per USD	17,425,172	920,319	891,699	(28,620)
Euro	EUR per CZK	250,000	321,618	321,531	(87)
Euro	EUR per GBP	350,000	453,674	450,143	(3,531)
Euro	EUR per JPY	300,000	389,009	385,837	(3,172)
Euro	EUR per NOK	150,000	195,541	192,919	(2,622)
Euro	EUR per PLN	100,000	131,303	128,708	(2,595)
Euro	EUR per SEK	300,000	388,968	385,932	(3,036)
Euro	EUR per USD	10,702,273	13,872,468	13,774,156	(98,312)
Hungarian Forint	HUF per EUR	546,314,634	2,486,524	2,450,890	(35,634)
Hungarian Forint	HUF per USD	1,106,003,247	4,806,376	4,935,196	128,820
Indian Rupee	INR per USD	127,228,469	2,263,219	2,383,670	120,451
Indonesian Rupiah	IDR per USD	33,185,858,328	3,419,107	3,432,178	13,071
Israeli Shekel	ILS per USD	1,584,221	401,331	402,985	1,654
Japanese Yen	JPY per EUR	79,850,400	1,026,751	1,024,433	(2,318)
Japanese Yen	JPY per USD	847,103,709	10,852,865	10,873,975	21,110
Malaysian Ringgit	MYR per USD	1,284,200	415,947	416,942	995
Mexican Peso	MXN per USD	52,700,414	4,017,505	4,073,371	55,866
New Zealand Dollar	NZD per AUD	126,000	104,468	104,032	(436)
New Zealand Dollar	NZD per USD	14,642,122	11,854,067	12,100,850	246,783
Norwegian Krone	NOK per EUR	19,655,201	3,414,042	3,428,818	14,776
Norwegian Krone	NOK per USD	59,390,943	10,240,919	10,343,098	102,179
Peruvian Nuevo Sol	PEN per USD	69,485	26,604	26,626	22
Philippine Peso	PHP per USD	22,735,174	545,408	544,150	(1,258)
Polish Zloty	PLN per EUR	7,459,020	2,351,984	2,318,679	(33,305)
Polish Zloty	PLN per USD	9,054,411	2,730,681	2,802,492	71,811
Russian Ruble	RUB per USD	82,465,649	2,560,819	2,615,843	55,024
Singapore Dollar	SGD per USD	6,795,593	5,504,671	5,536,356	31,685
South African Rand	ZAR per USD	15,501,917	1,864,359	1,846,942	(17,417)
South Korean Won	KRW per USD	3,046,526,020	2,681,251	2,724,047	42,796
Swedish Krona	SEK per EUR	23,833,865	3,609,976	3,627,111	17,135
Swedish Krona	SEK per NOK	1,148,996	174,188	174,600	412
Swedish Krona	SEK per USD	60,142,867	9,083,887	9,139,282	55,395
Swiss Franc	CHF per USD	932,683	1,000,000	992,774	(7,226)
Taiwan Dollar	TWD per USD	20,833,401	709,376	711,522	2,146
Thai Brat	THB per USD	9,161,256	294,666	295,860	1,194
Turkish Lira	TRY per USD	12,974,287	7,089,711	7,153,746	64,035
			173,674,219	174,510,753	836,534

Sale Contracts
Australian Dollar	NZD per AUD	(100,000)	(104,468)	(103,071)	1,397
Australian Dollar	USD per AUD	(14,274,928)	(14,792,540)	(14,715,522)	77,018
Brazilian Real	USD per BRL	(1,038,208)	(505,425)	(507,353)	(1,928)
British Pound	EUR per GBP	(280,269)	(453,674)	(453,101)	573
British Pound	USD per GBP	(7,821,290)	(12,614,419)	(12,641,815)	(27,396)
Canadian Dollar	USD per CAD	(12,426,565)	(12,658,400)	(12,608,773)	49,627
Chilean Peso	USD per CLP	(181,233,651)	(378,119)	(377,268)	851
Chinese Yuan	USD per CNY	(888,813)	(139,772)	(139,909)	(137)
Columbian Peso	USD per COP	(111,649,160)	(61,354)	(61,359)	(5)
Czech Republic Koruna	EUR per CZK	(6,185,172)	(321,618)	(316,427)	5,191
Czech Republic Koruna	USD per CZK	(59,618,942)	(3,067,325)	(3,050,799)	16,526
Euro	CZK per EUR	(500,000)	(647,086)	(643,253)	3,833
Euro	GBP per EUR	(1,700,000)	(2,183,529)	(2,186,412)	(2,883)
Euro	HUF per EUR	(1,900,000)	(2,486,524)	(2,444,112)	42,412
Euro	JPY per EUR	(800,000)	(1,026,751)	(1,028,900)	(2,149)
Euro	NOK per EUR	(2,650,000)	(3,414,041)	(3,408,896)	5,145
Euro	PLN per EUR	(1,800,000)	(2,351,984)	(2,315,690)	36,294
Euro	SEK per EUR	(2,800,000)	(3,609,976)	(3,601,720)	8,256
Euro	USD per EUR	(18,842,034)	(24,132,098)	(24,249,976)	(117,878)

Sale Contracts (continued)	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Hungarian Forint	USD per HUF	(223,845,360)	$(1,008,827)	$(998,732)	$10,095
Indian Rupee	USD per INR	(16,261,732)	(297,359)	(304,442)	(7,083)
Indonesian Rupiah	USD per IDR	(10,525,552,588)	(1,097,054)	(1,088,051)	9,003
Israeli Shekel	USD per ILS	(3,027,542)	(752,953)	(770,129)	(17,176)
Japanese Yen	EUR per JPY	(30,321,752)	(389,009)	(389,010)	(1)
Japanese Yen	USD per JPY	(1,034,278,066)	(13,255,170)	(13,278,220)	(23,050)
Malaysian Ringgit	USD per MYR	(768,001)	(245,500)	(249,186)	(3,686)
Mexican Peso	USD per MXN	(10,691,520)	(825,534)	(824,901)	633
New Zealand Dollar	AUD per NZD	(128,300)	(103,853)	(105,932)	(2,079)
New Zealand Dollar	USD per NZD	(7,029,076)	(5,748,294)	(5,803,940)	(55,646)
Norwegian Krone	EUR per NOK	(1,118,629)	(195,541)	(195,265)	276
Norwegian Krone	SEK per NOK	(1,000,000)	(174,188)	(174,146)	42
Norwegian Krone	USD per NOK	(38,050,089)	(6,597,392)	(6,626,308)	(28,916)
Peruvian Nuevo Sol	USD per PEN	(450,925)	(172,164)	(172,787)	(623)
Philippine Peso	USD per PHP	(59,560,886)	(1,426,307)	(1,425,450)	857
Polish Zloty	EUR per PLN	(410,581)	(131,303)	(127,082)	4,221
Polish Zloty	USD per PLN	(5,059,742)	(1,560,055)	(1,566,546)	(6,491)
Russian Ruble	USD per RUB	(26,262,890)	(798,926)	(836,941)	(38,015)
Singapore Dollar	USD per SGD	(513,562)	(418,793)	(418,404)	389
South African Rand	USD per ZAR	(12,048,189)	(1,440,049)	(1,435,461)	4,588
South Korean Won	USD per KRW	(1,510,458,544)	(1,341,166)	(1,350,753)	(9,587)
Swedish Krona	EUR per SEK	(2,554,562)	(388,969)	(388,676)	293
Swedish Krona	USD per SEK	(28,961,633)	(4,380,915)	(4,400,999)	(20,084)
Swiss Franc	USD per CHF	(660,268)	(700,000)	(702,808)	(2,808)
Taiwan Dollar	USD per TWD	(70,644,485)	(2,382,057)	(2,412,821)	(30,764)
Thai Brat	USD per THB	(10,969,032)	(350,066)	(354,241)	(4,175)
Turkish Lira	USD per TRY	(1,223,170)	(671,370)	(673,437)	(2,067)
			(131,801,917)	(131,929,024)	(127,107)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$41,872,302	$42,581,729	$709,427

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2012	360	$79,391,232	$79,412,044	$20,812
CBOT 5-Year U.S. Treasury Note	December 2012	215	26,796,052	26,879,770	83,718
CBOT 10-Year U.S. Treasury Note	December 2012	410	54,728,604	54,938,745	210,141
CBOT U.S. Long Bond	December 2012	74	11,053,750	11,066,633	12,883
CBOT U.S. Ultra Bond	December 2012	3	495,656	490,937	(4,719)
Eurex 2-Year Euro SCHATZ	December 2012	497	55,027,840	54,984,115	(43,725)
Eurex 5-Year Euro BOBL	December 2012	158	19,859,020	19,933,959	74,939
Eurex 10-Year Euro BUND	December 2012	161	22,824,970	22,896,823	71,853
Eurex 30-Year Euro BUXL	December 2012	2	266,360	265,640	(720)
Eurex Swiss Federal Bond	December 2012	1	151,990	152,001	11
LIFFE Long Gilt Government Bond	December 2012	342	41,252,040	41,374,077	122,037
MSE 10-Year Canadian Bond	December 2012	56	7,687,680	7,742,748	55,068
SFE 3-Year Australian Bond	December 2012	91	8,886,150	8,934,903	48,753
SFE 10-Year Australian Bond	December 2012	58	5,632,670	5,749,183	116,513
TSE 10-Year Japanese Treasury Bond	December 2012	34	49,024,600	49,151,845	127,245
Eurex French Government Bond	December 2012	1	133,950	135,043	1,093
PMI 10-Year Swedish Government Bond	December 2012	1	1,418,900	1,419,668	768
Commodity Futures
CBOT Corn	December 2012	89	3,365,313	3,260,400	(104,913)
CBOT Corn	March 2012	23	873,425	829,087	(44,338)
CBOT Corn	May 2013	1	37,825	37,412	(413)
CBOT Corn	July 2013	3	112,350	111,675	(675)
CBOT Corn	September 2013	5	164,750	159,725	(5,025)
CBOT Soybean	November 2012	37	2,961,850	2,949,537	(12,313)
CBOT Soybean	January 2013	14	1,121,925	1,100,287	(21,638)
CBOT Soybean Meal	December 2012	35	1,704,150	1,714,260	10,110
CBOT Soybean Meal	January 2013	4	193,560	191,990	(1,570)
CBOT Soybean Meal	March 2013	1	46,840	43,770	(3,070)
CBOT Soybean Oil	December 2012	5	157,980	146,280	(11,700)
CBOT Soybean Oil	January 2013	1	31,800	29,796	(2,004)
CBOT Wheat	December 2012	44	1,985,500	1,999,618	14,118
CBOT Wheat	March 2013	6	273,675	278,388	4,713
CBOT Wheat	July 2013	1	43,350	43,325	(25)
CME Lean Hogs	December 2012	2	59,000	58,250	(750)

Long Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
CMX Copper	December 2012	13	$1,221,350	$1,227,300	$5,950
CMX Gold	December 2012	58	10,288,620	10,508,860	220,240
CMX Silver	December 2012	11	1,901,735	1,922,870	21,135
EOP Milling Wheat	November 2012	3	39,863	51,146	11,283
EOP Rapeseed	November 2012	2	48,775	45,335	(3,440)
ICE Brent Crude Oil	November 2012	102	11,463,780	11,392,390	(71,390)
ICE Brent Crude Oil	December 2012	13	1,450,540	1,477,480	26,940
ICE Gasoil	October 2012	6	588,450	577,675	(10,775)
ICE Gasoil	November 2012	109	10,622,050	10,599,100	(22,950)
ICE Gasoil	December 2012	1	96,675	96,925	250
ICE Gasoil	January 2013	1	96,050	95,125	(925)
KCBT Hard Red Winter Wheat	December 2012	16	742,000	756,113	14,113
KCBT Hard Red Winter Wheat	March 2013	2	93,950	94,688	738
LIFFE Robusta Coffee	November 2012	2	43,640	44,390	750
LIFFE Robusta Coffee	January 2013	2	43,900	45,310	1,410
LIFFE White Sugar	December 2012	2	57,450	58,125	675
LME Copper	November 2012	7	1,436,750	1,457,953	21,203
LME Copper	December 2012	5	1,026,437	1,021,994	(4,443)
LME Lead	November 2012	2	114,112	113,443	(669)
LME Lead	December 2012	12	684,300	695,706	11,406
LME Nickel	December 2012	1	110,856	113,922	3,066
LME Aluminum	November 2012	11	578,669	595,818	17,149
LME Aluminum	December 2012	3	158,550	157,113	(1,437)
LME Zinc	November 2012	1	52,187	51,487	(700)
LME Zinc	December 2012	9	471,769	470,830	(939)
MGE Red Wheat	December 2012	3	143,775	142,825	(950)
NYBOT Cocoa	December 2012	60	1,509,600	1,511,910	2,310
NYBOT Cocoa	March 2013	2	50,600	52,900	2,300
NYBOT Coffee	December 2012	2	130,125	128,625	(1,500)
NYBOT Coffee	March 2013	2	133,125	128,175	(4,950)
NYBOT Cotton #2	December 2012	3	105,975	99,635	(6,340)
NYBOT Cotton #2	March 2013	2	71,680	67,585	(4,095)
NYBOT Sugar #11	March 2013	12	274,445	273,527	(918)
NYBOT Sugar #11	May 2013	7	160,406	161,840	1,434
NYMEX RBOB Gasoline	November 2012	50	6,132,210	6,258,953	126,743
NYMEX RBOB Gasoline	December 2012	5	586,320	595,661	9,341
NYMEX RBOB Gasoline	January 2013	1	114,752	115,873	1,121
NYMEX Heating Oil	November 2012	34	4,511,338	4,540,158	28,820
NYMEX Heating Oil	December 2012	3	396,081	403,024	6,943
NYMEX Heating Oil	January 2013	2	262,542	265,427	2,885
NYMEX Heating Oil	February 2013	1	130,448	128,949	(1,499)
NYMEX Heating Oil	Match 2013	1	129,339	130,670	1,331
NYMEX Natural Gas	November 2012	49	1,626,800	1,738,450	111,650
NYMEX Palladium	December 2012	1	64,080	59,190	(4,890)
NYMEX Platinum	January 2013	2	166,930	168,475	1,545
NYMEX WTI Crude	November 2012	72	6,637,680	6,419,178	(218,502)
WCE Canola	November 2012	8	95,632	100,030	4,398
Currency Futures
CME Australian Dollar	December 2012	277	28,539,310	28,373,490	(165,820)
CME British Pound	December 2012	67	6,756,950	6,766,256	9,306
CME Canadian Dollar	December 2012	229	23,241,210	23,048,420	(192,790)
CME Japanese Yen	December 2012	99	15,879,600	15,864,506	(15,094)
CME Mexican Peso	December 2012	65	2,507,375	2,534,663	27,288
CME New Zealand Dollar	December 2012	45	3,707,550	3,726,320	18,770
SFE New Zealand 3-Month Bank Accepted Bill	December 2012	3	2,923,200	2,923,321	121
SFE New Zealand 3-Month Bank Accepted Bill	March 2013	1	974,900	974,789	(111)
Index Futures
CBOE Volatility Index	November 2012	29	523,450	527,800	4,350
CBOT E-Mini DJIA Index	December 2012	55	3,672,625	3,644,860	(27,765)
CME E-Mini NASDAQ 100 Index	December 2012	149	8,320,160	8,183,991	(136,169)
CME E-Mini S&P 500® Index	December 2012	379	27,179,037	26,847,197	(331,840)
CME E-Mini S&P MidCap 400 Index	December 2012	16	1,578,400	1,541,020	(37,380)
CME Nikkei 225 Index	December 2012	2	88,700	87,300	(1,400)
EOE Amsterdam Index	October 2012	50	3,242,000	3,100,277	(141,723)
EOP CAC 40 Index	October 2012	122	4,090,660	3,854,971	(235,689)
Eurex DAX Index	December 2012	45	8,143,313	7,954,696	(188,617)
Eurex Euro STOXX 50 Index	December 2012	82	2,013,100	1,911,145	(101,955)
Eurex Euro-BTP Italian Bond Index	December 2012	3	316,200	338,831	22,631

Long Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Index Futures (continued)
HKG Hang Seng Index	October 2012	24	$25,050,000	$25,085,418	$35,418
LIFFE FTSE 100 Index	December 2012	100	5,713,000	5,534,213	(178,787)
MIL FTSE per MIB Index	December 2012	12	902,640	844,796	(57,844)
MSE S&P per TSX 60 Index	December 2012	6	840,840	835,704	(5,136)
NYF Russell 2000 Mini Index	December 2012	36	3,003,840	2,936,275	(67,565)
OSE Nikkei 225 Index	December 2012	3	26,640,000	26,632,689	(7,311)
OSE Nikkei 225 Mini Index	December 2012	27	23,976,000	23,972,838	(3,162)
SAFEX FTSE per JSE Top 40 Index	December 2012	21	6,675,060	6,660,968	(14,092)
SFE SPI 200 Index	December 2012	38	4,164,800	4,153,643	(11,157)
SGX MSCI Singapore Index	October 2012	15	1,056,000	1,052,619	(3,381)
SGX MSCI Taiwan Index	October 2012	45	1,239,300	1,236,960	(2,340)
SGX Nikkei 225 Index	December 2012	31	13,756,250	13,756,763	513
SGX S&P CNX Nifty Index	October 2012	189	2,163,294	2,170,352	7,058
SSE TOPIX Index	December 2012	92	9,890,000	9,851,689	(38,311)
Interest Rate Futures
CBOT 5-Year Interest Rate Swap	December 2012	4	461,875	464,227	2,352
CBOT 10-Year Interest Rate Swap	December 2012	2	240,719	243,571	2,852
CBOT 30-Day Federal Funds	December 2012	1	416,158	416,137	(21)
CBOT 30-Day Federal Funds	January 2013	2	832,317	832,255	(62)
CBOT 30-Day Federal Funds	February 2013	3	1,248,537	1,248,412	(125)
CBOT 30-Day Federal Funds	March 2013	4	1,664,800	1,664,738	(62)
CME 3-Month Eurodollar	December 2012	40	9,968,000	9,981,775	13,775
CME 3-Month Eurodollar	March 2013	271	67,529,813	67,574,888	45,075
CME 3-Month Eurodollar	June 2013	218	54,314,700	54,372,825	58,125
CME 3-Month Eurodollar	September 2013	378	94,169,250	94,231,700	62,450
CME 3-Month Eurodollar	December 2013	180	44,831,250	44,885,150	53,900
CME 3-Month Eurodollar	March 2014	525	130,731,563	130,835,894	104,331
CME 3-Month Eurodollar	June 2014	210	52,271,625	52,305,869	34,244
CME 3-Month Eurodollar	September 2014	151	37,566,913	37,577,188	10,275
CME 3-Month Eurodollar	December 2014	10	2,486,375	2,491,163	4,788
CME 3-Month Eurodollar	March 2015	9	2,236,500	2,236,975	475
LIFFE 2-Year Euro SwapNote	December 2012	2	222,010	222,486	476
LIFFE 3-Month Euro Euribor	December 2012	17	4,241,925	4,262,032	20,107
LIFFE 3-Month Euro Euribor	March 2013	463	115,530,075	115,629,406	99,331
LIFFE 3-Month Euro Euribor	June 2013	391	97,539,837	97,599,436	59,599
LIFFE 3-Month Euro Euribor	September 2013	338	84,297,200	84,342,928	45,728
LIFFE 3-Month Euro Euribor	December 2013	167	41,628,925	41,665,555	36,630
LIFFE 3-Month Euro Euribor	March 2014	51	12,696,450	12,715,448	18,998
LIFFE 3-Month Euro Euribor	June 2014	127	31,638,875	31,666,665	27,790
LIFFE 3-Month Euro Euribor	September 2014	43	10,696,788	10,705,017	8,229
LIFFE 3-Month Euro Euribor	December 2014	7	1,739,850	1,743,306	3,456
LIFFE 3-Month Euro Euribor	March 2015	5	1,241,750	1,241,621	(129)
LIFFE 90-Day Sterling	December 2012	124	15,420,950	15,446,657	25,707
LIFFE 90-Day Sterling	March 2013	327	40,670,625	40,718,604	47,979
LIFFE 90-Day Sterling	June 2013	153	19,029,375	19,065,895	36,520
LIFFE 90-Day Sterling	September 2013	161	20,022,362	20,063,975	41,613
LIFFE 90-Day Sterling	December 2013	147	18,275,775	18,317,064	41,289
LIFFE 90-Day Sterling	March 2014	103	12,801,612	12,815,112	13,500
LIFFE 90-Day Sterling	June 2014	24	2,981,400	2,986,008	4,608
LIFFE 90-Day Sterling	September 2014	24	2,979,600	2,982,106	2,506
LIFFE 90-Day Sterling	December 2014	11	1,364,825	1,366,300	1,475
LIFFE 90-Day Sterling	March 2015	10	1,240,000	1,239,454	(546)
MSE 3-Month Canadian Bankers' Acceptance	December 2012	36	8,885,700	8,889,538	3,838
MSE 3-Month Canadian Bankers' Acceptance	March 2013	50	12,342,500	12,350,302	7,802
MSE 3-Month Canadian Bankers' Acceptance	June 2013	2	493,650	493,599	(51)
MSE 3-Month Canadian Bankers' Acceptance	December 2013	3	739,950	740,967	1,017
SFE 90-Day Australian Bank Accepted Bill	December 2012	3	2,907,300	2,907,426	126
SFE 90-Day Australian Bank Accepted Bill	March 2013	66	64,132,200	64,157,626	25,426
SFE 90-Day Australian Bank Accepted Bill	June 2013	25	24,320,000	24,339,270	19,270
SFE 90-Day Australian Bank Accepted Bill	September 2013	10	9,726,000	9,730,616	4,616
SFE 90-Day Australian Bank Accepted Bill	December 2013	8	7,775,200	7,777,243	2,043
SFE 90-Day Australian Bank Accepted Bill	March 2014	10	9,712,000	9,715,178	3,178
SFE 90-Day Australian Bank Accepted Bill	June 2014	7	6,793,500	6,796,424	2,924
TFX 3-Month Euroyen	March 2013	3	74,775,000	74,774,599	(401)
TFX 3-Month Euroyen	June 2013	11	274,216,250	274,216,747	497
TFX 3-Month Euroyen	September 2013	10	249,312,500	249,313,783	1,283
TFX 3-Month Euroyen	December 2013	11	274,257,500	274,257,548	48
			2,791,019,716	2,791,191,580	171,864

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 5-Year U.S. Treasury Note	December 2012	(12)	$(1,495,594)	$(1,498,633)	$(3,039)
Eurex 10-Year Euro BUND	December 2012	(6)	(850,620)	(873,148)	(22,528)
MSE 10-Year Canadian Bond	December 2012	(246)	(33,770,880)	(34,028,763)	(257,883)
SFE 10-Year Australian Bond	December 2012	(45)	(4,370,175)	(4,480,638)	(110,463)
TSE 10-Year Japanese Treasury Bond	December 2012	(2)	(2,883,800)	(2,892,779)	(8,979)
Commodity Futures
CBOT Corn	March 2013	(1)	(37,975)	(35,937)	2,038
CBOT Rough Rice	November 2012	(2)	(61,900)	(61,090)	810
CBOT Soybean	November 2012	(5)	(400,250)	(395,937)	4,313
CBOT Soybean	March 2013	(1)	(78,213)	(76,138)	2,075
CBOT Soybean Oil	December 2013	(11)	(347,556)	(348,930)	(1,374)
CBOT Soybean Oil	January 2013	(5)	(159,000)	(152,604)	6,396
CBOT Soybean Oil	March 2013	(4)	(128,208)	(123,324)	4,884
CBOT Wheat	March 2013	(2)	(91,225)	(93,713)	(2,488)
CME Feeder Cattle	November 2012	(3)	(216,525)	(211,487)	5,038
CME Lean Hogs	December 2012	(16)	(472,000)	(486,300)	(14,300)
CME Lean Hogs	February 2013	(8)	(256,800)	(262,570)	(5,770)
CME Live Cattle	December 2012	(38)	(1,895,440)	(1,849,767)	45,673
CME Live Cattle	February 2013	(8)	(410,960)	(398,110)	12,850
ICE Brent Crude Oil	December 2012	(79)	(8,814,820)	(8,752,230)	62,590
ICE Gasoil	December 2012	(73)	(7,057,275)	(7,019,675)	37,600
LIFFE Cocoa	December 2012	(4)	(65,240)	(59,888)	5,352
LIFFE White Sugar	March 2013	(1)	(28,135)	(29,065)	(930)
LME Nickel	December 2013	(5)	(554,280)	(616,862)	(62,582)
LME Nickel	March 2013	(1)	(111,210)	(118,992)	(7,782)
LME Aluminum	November 2012	(9)	(473,456)	(517,745)	(44,289)
LME Aluminum	December 2013	(16)	(845,600)	(870,848)	(25,248)
LME Aluminum	January 2013	(1)	(52,950)	(48,012)	4,938
LME Zinc	December 2012	(2)	(104,837)	(104,713)	124
LME Zinc	January 2013	(1)	(52,600)	(57,550)	(4,950)
MDE Crude Palm Oil	December 2012	(2)	(127,300)	(120,566)	6,734
NYBOT Cocoa	March 2013	(3)	(75,900)	(77,790)	(1,890)
NYBOT Coffee	December 2012	(12)	(780,750)	(813,825)	(33,075)
NYBOT Coffee	March 2013	(2)	(133,125)	(140,381)	(7,256)
NYBOT Cotton #2	December 2012	(26)	(918,450)	(891,658)	26,792
NYBOT FCOJ-A	November 2012	(3)	(50,918)	(50,386)	532
NYBOT Sugar #11	March 2013	(84)	(1,921,114)	(1,929,055)	(7,941)
NYBOT Sugar #11	May 2013	(1)	(22,915)	(22,915)	-
NYMEX RBOB Gasoline	February 2013	(1)	(114,290)	(111,531)	2,759
NYMEX RBOB Gasoline	March 2013	(1)	(114,862)	(117,407)	(2,545)
NYMEX Heating Oil	December 2012	(7)	(924,189)	(936,050)	(11,861)
NYMEX Natural Gas	November 2012	(26)	(863,200)	(946,330)	(83,130)
NYMEX Natural Gas	December 2012	(45)	(1,626,750)	(1,783,010)	(156,260)
NYMEX Natural Gas	January 2013	(3)	(113,010)	(118,470)	(5,460)
NYMEX Natural Gas	February 2013	(3)	(113,400)	(123,970)	(10,570)
NYMEX Natural Gas	March 2013	(2)	(75,040)	(81,120)	(6,080)
NYMEX WTI Crude	December 2012	(58)	(5,368,480)	(5,207,960)	160,520
NYMEX WTI Crude	November 2012	(1)	(93,420)	(94,180)	(760)
NYMEX WTI Crude	February 2013	(1)	(93,760)	(94,550)	(790)
NYMEX WTI Crude	March 2013	(37)	(3,411,030)	(3,349,860)	61,170
Currency Futures
CME British Pound	December 2012	(49)	(4,941,650)	(4,934,250)	7,400
CME Euro	December 2012	(113)	(18,167,575)	(18,078,819)	88,756
CME Mexican Peso	December 2012	(6)	(231,450)	(234,400)	(2,950)
CME South African Rand	December 2012	(29)	(1,722,600)	(1,712,162)	10,438
CME Swiss Franc	December 2012	(19)	(2,529,137)	(2,520,556)	8,581
NYBOT FINEX United States Dollar	December 2012	(6)	(480,150)	(484,080)	(3,930)
Index Futures
CBOE Volatility Index	October 2012	(35)	(574,000)	(556,850)	17,150
CBOE Volatility Index	November 2012	(6)	(108,300)	(107,700)	600
CME S&P 500® Index	December 2012	(3)	(1,075,650)	(1,076,850)	(1,200)
HKG Hang Seng China Enterprises Index	October 2012	(18)	(8,871,300)	(8,881,397)	(10,097)
MSE S&P per TSX 60 Index	December 2012	(8)	(1,121,120)	(1,106,303)	14,817
OSE Nikkei 225 Index	December 2012	(1)	(8,880,000)	(8,879,615)	385
SGX FTSE/Xinhua China A50 Index	October 2012	(3)	(21,885)	(23,078)	(1,193)
SSE OML Stockholm OMXS30 Index	October 2012	(29)	(3,117,500)	(3,104,380)	13,120
TSE TOPIX Index	December 2012	(20)	(14,700,000)	(14,724,564)	(24,564)

Short Contracts (continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Interest Rate Futures
CBOT 30-Day Federal Funds	October 2012	(1)	$(416,096)	$(416,096)	$-
CBOT 30-Day Federal Funds	November 2012	(2)	(832,233)	(832,275)	(42)
CME 3-Month Eurodollar	December 2012	(74)	(18,440,800)	(18,445,775)	(4,975)
CME 3-Month Eurodollar	September 2013	(30)	(7,473,750)	(7,477,988)	(4,238)
CME 3-Month Eurodollar	December 2013	(22)	(5,479,375)	(5,486,038)	(6,663)
CME 3-Month Eurodollar	March 2014	(27)	(6,723,338)	(6,727,113)	(3,775)
CME 3-Month Eurodollar	June 2014	(20)	(4,978,250)	(4,979,875)	(1,625)
CME 3-Month Eurodollar	September 2014	(11)	(2,736,663)	(2,737,525)	(862)
LIFFE 3-Month Euro Euribor	December 2012	(103)	(25,701,075)	(25,707,215)	(6,140)
LIFFE 3-Month Euro Swiss Franc	December 2012	(40)	(10,001,000)	(10,002,197)	(1,197)
LIFFE 3-Month Euro Swiss Franc	March 2013	(20)	(5,002,000)	(5,003,224)	(1,224)
LIFFE 3-Month Euro Swiss Franc	June 2013	(6)	(1,500,900)	(1,501,193)	(293)
LIFFE 3-Month Euro Swiss Franc	September 2013	(1)	(250,175)	(250,202)	(27)
LIFFE 90-Day Sterling	December 2012	(67)	(8,332,287)	(8,343,786)	(11,499)
LIFFE 90-Day Sterling	June 2013	(10)	(1,243,750)	(1,245,589)	(1,839)
LIFFE 90-Day Sterling	September 2013	(21)	(2,611,612)	(2,615,290)	(3,678)
LIFFE 90-Day Sterling	December 2013	(22)	(2,735,150)	(2,739,091)	(3,941)
LIFFE 90-Day Sterling	March 2014	(23)	(2,858,612)	(2,862,957)	(4,345)
LIFFE 90-Day Sterling	June 2014	(10)	(1,242,250)	(1,243,685)	(1,435)
MSE 3-Month Canadian Bankers' Acceptance	December 2012	(5)	(1,234,125)	(1,235,167)	(1,042)
MSE 3-Month Canadian Bankers' Acceptance	March 2013	(19)	(4,690,150)	(4,696,402)	(6,252)
MSE 3-Month Canadian Bankers' Acceptance	June 2013	(30)	(7,404,750)	(7,416,923)	(12,173)
MSE 3-Month Canadian Bankers' Acceptance	September 2013	(8)	(1,974,000)	(1,976,999)	(2,999)
SFE 30-Day Australian Interbank Cash Rate	October 2012	(7)	(1,668,459)	(1,669,252)	(793)
SFE 90-Day Australian Bank Accepted Bill	December 2012	(14)	(13,567,400)	(13,573,421)	(6,021)
SFE 90-Day Australian Bank Accepted Bill	June 2013	(10)	(9,728,000)	(9,730,550)	(2,550)
TFX 3-Month Euroyen	December 2013	(3)	(74,763,750)	(74,763,782)	(32)
			(373,161,694)	(373,581,076)	(419,382)
TOTAL FUTURES CONTRACTS			$2,417,858,022	$2,417,610,504	$(247,518)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	CALL OPTIONS
(41)	CME Australian Dollar Futures Exercise Price: $105.50, Expiration Date: December 11, 2012	$(26,650)
(42)	CME S&P 500 E-Mini Futures Exercise Price: $1500, Expiration Date: December 24, 2012	(24,150)
		(50,800)
	PUT OPTIONS
(3)	CME NASDAQ 100 E-Mini Futures Exercise Price: $2,770, Expiration Date: October 22, 2012	(1,845)
(1)	CME S&P 500 Futures Exercise Price: $1,415, Expiration Date: October 22, 2012	(2,700)
(1)	Exercise Price: $1,350, Expiration Date: December 21, 2012	(4,400)
(32)	NYMEX Crude Oil Futures Exercise Price: $84, Expiration Date: November 14, 2012	(39,040)
		(47,985)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $119,091)	$(98,785)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The consolidated Schedule of Investments of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd.  The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies, LLC and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of September 30, 2012, net assets of the Fund were $133,199,408, of which $31,225,565, or approximately 23.4%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2012 (Unaudited)

of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counterparties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2012 (Unaudited)

futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Note 3 – Federal Income Taxes
At September 30, 2012, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$101,918,192

Gross unrealized appreciation	$66,334
Gross unrealized depreciation	(3,995)

Net unrealized appreciation on investments	$62,339

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 32	Total
Assets
Investments
Commercial Paper	$-	$52,514,633	$-	$52,514,633
Corporate Bonds	-	38,880,722	-	38,880,722
U.S. Government Agencies	-	9,799,782	-	9,799,782
Purchased Options Contracts	248,630	-	-	248,630
Short-Term Investments	785,394	-	-	785,394
Total Investments	$1,034,024	$101,195,137	$-	$102,229,161
Other Financial Instruments1
Forward Foreign Currency Exchange Contracts	$1,430,380	$-	$-	$1,430,380
Futures Contracts	3,372,045	-	-	3,372,045
Total Other Financial Instruments	$4,802,425	$-	$-	$4,802,425
Total Assets	$5,836,449	$101,195,137	$-	$107,031,586

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2012 (Unaudited)

Liabilities
Written Options Contracts	$98,785	$-	$-	$98,785
Other Financial Instruments1
Forward Foreign Currency Exchange Contracts	$720,953	$-	$-	$720,953
Futures Contracts	3,619,563	-	-	3,619,563
Total Other Financial Instruments	$4,340,516	$-	$-	$4,340,516
Total Liabilities	$4,439,301	$-	$-	$4,439,301

1
Other financial instruments are derivative instruments such as futures contracts, forward contracts, and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2	The Fund did not hold any Level 3 securities as of September 30, 2012.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	November 28, 2012

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	November 28, 2012